Interests in joint ventures - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Disclosure of joint ventures [abstract]
Other cash receipts from sales of interests in joint ventures	$ 18.0
Transaction costs	1.3
Loss on disposal of investments		$ 3.0
Proceeds received was paid	$ 6.0